Current and long-term debt - 2019 DNB / GIEK credit facility (Details) $ in Thousands	1 Months Ended
	Nov. 30, 2019 USD ($) facility	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 1,588,290	$ 1,436,224
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 1,617,439	1,948,592
DNB / GIEK credit facility 2019
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity	$ 55,500
Number of credit facilities | facility	2
DNB / GIEK credit facility 2019 | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 38,300
DNB / GIEK credit facility 2019 (ECA facility)
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity	$ 47,200
GIEK tranche | DNB / GIEK credit facility 2019
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity	41,600
Commercial bank tranche | DNB / GIEK credit facility 2019
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity	5,600
Commercial facility | DNB / GIEK credit facility 2019
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity	$ 8,300